Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	gf_SupplementTextBlock

The Glenmede Fund, Inc.

International Portfolio (GTCIX)

Supplement dated November 1, 2013 to the

Equity Prospectus dated February 28, 2013

The "Fees and Expenses" table for the International Portfolio on page 3 of the prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Acquired Funds' Fees and Expenses	0.01%
Other Expenses (include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)	0.39%
Total Annual Portfolio Operating Expenses	1.15%

[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

The following paragraph is added under the section "Principal Investment Risks" after the paragraph "Emerging Market Risks" on page 4 of the prospectus:

Investment in Investment Companies Risk: Investing in other investment companies, including ETFs, subjects the Portfolio to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, in addition to its own expenses, the Portfolio will incur its pro rata share of the expenses of the underlying investment company.

International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gf_SupplementTextBlock

The Glenmede Fund, Inc.

International Portfolio (GTCIX)

Supplement dated November 1, 2013 to the

Equity Prospectus dated February 28, 2013

The "Fees and Expenses" table for the International Portfolio on page 3 of the prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Acquired Funds' Fees and Expenses	0.01%
Other Expenses (include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)	0.39%
Total Annual Portfolio Operating Expenses	1.15%

[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

The following paragraph is added under the section "Principal Investment Risks" after the paragraph "Emerging Market Risks" on page 4 of the prospectus:

Investment in Investment Companies Risk: Investing in other investment companies, including ETFs, subjects the Portfolio to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, in addition to its own expenses, the Portfolio will incur its pro rata share of the expenses of the underlying investment company.